OTHER FINANCIAL LIABILITIES (Details) - Schedule of composition of interest bearing loans - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current
Total current		$ 3,869,040	$ 2,243,776
Non-current
Total non-current		3,566,804	5,489,078
Total obligations with financial institutions		7,435,844	7,732,854
Loans to exporters [Member]
Current
Total current		159,161	151,701
Bank loans [Member]
Current
Total current		415,087	385,490
Non-current
Total non-current		106,751	139,783
Guaranteed obligations [Member]
Current
Total current	[1],[2],[3],[4],[5]	75,593	388,492
Non-current
Total non-current	[1],[2],[3],[4],[5]	434,942	930,364
Other guaranteed obligations [Member]
Current
Total current	[6],[7]	2,546,461	435,413
Non-current
Total non-current	[6],[7]	178,961	1,503,703
Subtotal bank loans [Member]
Current
Total current		3,196,302	1,361,096
Non-current
Total non-current		720,654	2,573,850
Obligation with the public [Member]
Current
Total current		396,345	108,301
Non-current
Total non-current		1,856,853	2,075,106
Financial leases [Member]
Current
Total current	[2],[3],[4],[5],[8],[9]	199,885	774,379
Non-current
Total non-current	[2],[3],[4],[5],[8],[9]	989,297	$ 840,122
Other Loans [Member]
Current
Total current		$ 76,508

[1]	In the year ended December 31, 2021, the Company transferred its ownership in 5 special purpose vehicles and ceased to control 6 Special Purpose entities. As a result of the foregoing, the classification of the financial liabilities associated with 18 aircraft was changed from guaranteed obligations; 10 to financial leases and 8 to lease liabilities.
[2]	On June 17, 2021, the United States Court for the Southern District of New York approved the motion presented by the Company to reject the lease of an aircraft financed under a financial lease in the amount of MUS $ 130.7.
[3]	On June 24, 2020, the United States Court for the Southern District of New York approved the motion filed by the Company to reject certain aircraft lease contracts. Rejected contracts include, 17 aircraft financed under the EETC structure with an amount of MUS$ 844.1 and an aircraft financed with a financial lease with an amount of MUS$ 4.5.
[4]	On June 30, 2021, the United States Court for the Southern District of New York approved the motion filed by the Company to reject the lease contract for 3 aircraft financed under a financial lease in the amount of MUS $307.4.
[5]	On October 20, 2020, the United States Court for the Southern District of New York approved the motion presented by the Company to reject an aircraft lease contract financed as financial lease in the amount of MUS$ 34.3.
[6]	During March and April 2020, LATAM Airlines Group S.A. it drew down the entire (US$ 600 million) of the committed credit line “Revolving Credit Facility (RCF)”. The financing expires on March 29, 2022. The line is guaranteed with collateral consisting of airplanes, engines and spare parts.
[7]	On September 29, 2020, LATAM Airlines Group S.A. entered into a MUS$ 2,450 Debtor-in-Possession financing (the “DIP Financing”), consisting of a MUS$ 1,300 Tranche A Facility and a MUS$ 1,150 Tranche C Facility, of which MUS$ 750 are committed by related parties. The obligations under the DIP Financing are secured by collateral consisting of certain assets of LATAM and certain of its subsidiaries, including, but not limited to, equity, certain engines and spare parts.
[8]	On March 31, 2021, the United States Court for the Southern District of New York approved and, subsequently, on April 13, 2021, issued an order approving the motion presented by the Company to extend certain leases of 3 aircraft.
[9]	On November 1, 2021, the United States Court for the Southern District of New York approved the motion filed by the Company to reject the lease contract for 1 engine financed under a financial lease in the amount of ThUS$19.5.